Inventories - Composition of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Summary of inventories [line items]
Cost	R$ 3,756,284	R$ 3,397,119
Provision for losses	(40,724)	(42,587)
Net balance	3,715,560	3,354,532
Fuels [member]
Summary of inventories [line items]
Cost	1,843,257	1,367,015
Provision for losses	(2,073)	(1,804)
Net balance	1,841,184	1,365,211
Finished goods [member]
Summary of inventories [line items]
Cost	541,689	581,504
Provision for losses	(22,048)	(20,923)
Net balance	519,641	560,581
Work in process [member]
Summary of inventories [line items]
Cost	1,971	1,412
Provision for losses	0
Net balance	1,971	1,412
Raw Materials [member]
Summary of inventories [line items]
Cost	365,960	383,161
Provision for losses	(2,552)	(1,894)
Net balance	363,408	381,267
Liquified petroleum gas [member]
Summary of inventories [line items]
Cost	101,715	109,362
Provision for losses	(5,761)	(5,761)
Net balance	95,954	103,601
Consumable materials [member]
Summary of inventories [line items]
Cost	140,058	150,188
Provision for losses	(2,587)	(3,770)
Net balance	137,471	146,418
Pharmaceutical hygiene beauty products member
Summary of inventories [line items]
Cost	549,191	583,060
Provision for losses	(2,877)	(5,364)
Net balance	546,314	577,696
Advances to suppliers [member]
Summary of inventories [line items]
Cost	183,170	193,928
Provision for losses	(2,719)	(2,964)
Net balance	180,451	190,964
Properties for resale [member]
Summary of inventories [line items]
Cost	29,273	27,489
Provision for losses	(107)	(107)
Net balance	R$ 29,166	R$ 27,382